DAIMLER TRUCKS RE
T
AIL TRUST 2023-1
Investor Report
Collection Period Ended
31-Aug-2026
Dates
Collection Period No.
36

Amounts in USD
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Class A-1 Notes (from... to)
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
1-Aug-2026
11-Sep-2026
14-Sep-2026
15-Sep-2026
17-Aug-2026
15-Aug-2026
31-Aug-2026
15-Sep-2026
15-Sep-2026
Actual/360 Days
29
30/360 Days
30
Summary
Class A-1
Notes
Class A-2
Notes
Class A-3
Notes
Class A-4 Notes
T
otal Note Balance
Initial
Balance
157,360,000.00
270,000,000.00
270,000,000.00
60,000,000.00
757,360,000.00
Beginning
Balance
0.00
0.00
0.00
46,836,536.39
46,836,536.39
Ending
Balance
0.00
0.00
0.00
39,091,759.51
39,091,759.51
Principal
Payment
0.00
0.00
0.00
7,744,776.88
7,744,776.88
Principal per $1000
Face Amount
0.000000
0.000000
0.000000
129.079615
Note
Factor
0.000000
0.000000
0.000000
0.651529
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralization Amount
Pool Balance
Initial
Overcollateralization
Amount
T
arget
Overcollateralization
Amount
Current Overcollateralization Amount
Class A-1
Notes
Class A-2
Notes
Class A-3
Notes
Class A-4 Notes
T
otal
72,621,115.25
829,981,115.25
31,950,769.53
861,931,884.78
Amount
72,621,115.25
72,623,347.58
72,623,347.58
Interest Rate
0.000000%
6.030000%
5.900000%
5.930000%
72,623,347.58
119,459,883.97
2,171,593.42
121,631,477.39
Percentage
8.75%
8.75%
8.75%
Interest Payment
0.00
0.00
0.00
231,450.55
231,450.55
72,623,347.58
111,715,107.09
1,950,940.79
1
13,666,047.88
Interest per $1000
Face Amount
0.000000
0.000000
0.000000
3.857509
Interest & Principal
Payment
0.00
0.00
0.00
7,976,227.43
7,976,227.43
Interest & Principal Payment
per $1000 Face Amount
0.000000
0.000000
0.000000
132.937124

DAIMLER TRUCKS RE
T
AIL TRUST 2023-1
Investor Report
Collection Period Ended
31-Aug-2026
A
vailable Funds
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
Purchase Amounts
7,681,696.34
662,003.25
(2,282.63)
1,015,328.94
0.00
Distributions
(1)
T
otal Servicing Fee
Nonrecoverable Advances to the Servicer
(2)
T
otal Trustee Fees and amounts owed to Asset Representation
Reviewer (max. $250,000 p.a.)
(3) Interest Distributable Amount

Amounts in USD
101,359.56
0.00
0.00
231,450.55
Advances made by the Servicer
Investment Earnings
A
vailable Collections
Reserve Fund Draw Amount
A
vailable Funds
0.00
32,147.84
9,388,893.74
0.00
9,388,893.74
(4) Priority Principal Distributable Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and Asset Representation Reviewer fees not previously paid under (2)
(9) Excess Collections to Certificateholders
T
otal Distribution
0.00
0.00
7,744,776.88
0.00
0.00
1,311,306.75
9,388,893.74
Distribution Detail
T
otal Servicing Fee
T
otal Trustee Fee
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
thereof on Class A-2 Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Carryover Shortfall Amount
thereof on Class A-1 Notes
thereof on Class A-2 Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Distributable Amount
Priority Principal Distributable Amount
Regular Principal Distributable Amount
Aggregate Principal Distributable Amount
Due
101,359.56
0.00
231,450.55
0.00
0.00
0.00
231,450.55
0.00
0.00
0.00
0.00
0.00
231,450.55
0.00
7,744,776.88
7,744,776.88
Paid
101,359.56
0.00
231,450.55
0.00
0.00
0.00
231,450.55
0.00
0.00
0.00
0.00
0.00
231,450.55
0.00
7,744,776.88
7,744,776.88
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

DAIMLER TRUCKS RE
T
AIL TRUST 2023-1
Investor Report
Collection Period Ended
31-Aug-2026

Amounts in USD
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
Reserve Fund Amount - Beginning Balance
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
Reserve Fund Deficiency
Investment Earnings
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collection Account
Investment Earnings for the Collection Period
2,074,952.79
2,074,952.79
0.00
5,619.75
5,619.75
0.00
2,074,952.79
0.00
5,619.75
26,528.09
32,147.84
Notice to Investors

DAIMLER TRUCKS RE
T
AIL TRUST 2023-1
Investor Report
Collection Period Ended
31-Aug-2026
Pool Statistics

Amounts in USD
Pool Data
Cutoff Date Pool Balance
Pool Balance beginning of Collection Period
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Pool Factor
W
eighted
A
verage APR
W
eighted
A
verage Number of Remaining Payments
W
eighted
A
verage Seasoning (months)
Amount
861,931,884.78
121,631,477.39
6,177,538.74
1,504,157.60
0.00
283,733.17
113,666,047.88
13.19%
As of Cutoff Date
6.32%
40.79
16.18
Number of Receivables
5,077
1,325
1,265
Current
6.94%
20.72
45.00

DAIMLER TRUCKS RE
T
AIL TRUST 2023-1
Investor Report
Collection Period Ended
31-Aug-2026
Delinquency Profile

Amounts in USD
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
103,223,008.00
6,550,598.19
3,614,996.48
277,445.21
113,666,047.88
Number of Receivables
1,219
31
12
3
1,265
Percentage
90.81%
5.76%
3.18%
0.24%
100.00%
Delinquency
T
rigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
10.500%
3.42%
No
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
Loss Statistics
Current
Cumulative
Losses
(1)
Principal Gross Losses
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Loss / (Gain)
Amount
283,733.17
(547.88)
1,008,160.89
(723,879.84)
Number of Receivables
9
Amount
75,962,860.93
10,007,499.29
30,574,644.26
35,380,717.38
Number of Receivables
602
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
A
verage Net Credit Loss/(Gain)
(7.383%)
(18.795%)
(11.078%)
(5.936%)
(10.798%)
4.105
%
58,771.96
(1) Losses include accounts that have been charged off with a balance remaining of less than
$100.
Historical Lifetime CPR, Loss and Delinquencies

DAIMLER TRUCKS RE
T
AIL TRUST 2023-1
Investor Report
Collection Period Ended
31-Aug-2026
Cumulative Loss
T
otal Pool
Delinquncies
Lifetime

Amounts in USD
Pd.
Gross
Net
31-60
61-90
1
0.12%
0.07%
0.68%
0.04%
2
0.17%
0.11%
0.40%
0.07%
3
0.28%
0.19%
1.15%
0.09%
4
0.43%
0.27%
0.82%
0.32%
5
0.59%
0.39%
0.95%
0.46%
6
0.78%
0.50%
2.21%
0.29%
7
1.05%
0.72%
3.15%
1.27%
8
1.28%
0.91%
1.84%
2.03%
9
2.04%
1.60%
1.17%
0.94%
10
1.76%
1.24%
1.73%
0.89%
11
2.02%
1.42%
1.82%
1.08%
12
2.25%
1.57%
1.54%
0.96%
13
2.54%
1.82%
2.16%
1.03%
14
2.92%
2.10%
3.37%
1.32%
15
3.11%
2.19%
1.38%
2.88%
16
3.57%
2.56%
1.95%
0.60%
17
4.25%
3.07%
1.77%
1.12%
18
4.50%
3.17%
1.19%
1.78%
19
4.77%
3.35%
3.09%
1.40%
20
4.96%
3.33%
1.63%
1.73%
21
5.53%
3.75%
1.88%
1.43%
22
5.82%
3.86%
1.67%
1.64%
23
6.05%
3.73%
3.25%
1.40%
24
6.42%
3.94%
3.16%
0.88%
25
6.52%
3.85%
5.94%
0.47%
26
6.95%
4.12%
2.09%
0.86%
27
7.07%
4.18%
1.93%
1.11%
28
7.20%
4.13%
9.40%
0.88%
29
7.46%
4.30%
9.55%
5.05%
30
7.58%
4.28%
2.82%
5.63%
31
8.03%
4.56%
5.70%
1.69%
32
8.63%
4.66%
3.14%
4.04%
33
8.68%
4.57%
2.83%
3.31%
34
8.72%
4.42%
2.38%
2.35%
35
8.78%
4.19%
2.41%
0.49%
91+
CPR
- %
7.02%
0.03%
6.78%
0.03%
6.84%
0.03%
5.82%
0.15%
6.31%
0.27%
6.09%
0.12%
5.83%
1.00%
5.88%
1.73%
7.14%
0.46%
8.17%
0.31%
8.46%
0.59%
8.65%
0.65%
8.63%
0.46%
9.23%
1.03%
8.95%
2.67%
9.34%
1.38%
9.93%
0.59%
9.76%
0.92%
9.60%
1.26%
9.63%
0.96%
10.00%
1.07%
10.18%
1.30%
10.30%
1.13%
11.07%
1.58%
10.60%
0.41%
10.95%
0.57%
10.60%
1.01%
10.73%
0.48%
10.52%
3.08%
10.32%
3.37%
10.66%
0.14%
10.88%
1.22%
10.02%
0.69%
10.59%
0.22%
10.87%

DAIMLER TRUCKS RE
T
AIL TRUST 2023-1
Investor Report
Collection Period Ended
31-Aug-2026
Cumulative Loss
T
otal Pool
Delinquncies
Lifetime

Amounts in USD
Pd.
Gross
Net
31-60
61-90
36
8.81%
4.10%
5.76%
3.18%
91+
CPR
0.24%
10.57%